Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 24, 2013
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 24, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 24, 2013
Prospectus Date	rr_ProspectusDate	Jan 30, 2013
Touchstone Small Cap Value Fund (Prospectus Summary) | Touchstone Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOAX
Touchstone Small Cap Value Fund (Prospectus Summary) | Touchstone Small Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOCX
Touchstone Small Cap Value Fund (Prospectus Summary) | Touchstone Small Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOYX
Touchstone Small Cap Value Fund (Prospectus Summary) | Touchstone Small Cap Value Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOIX
Touchstone Global Real Estate Fund (Prospectus Summary) | Touchstone Global Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGAAX
Touchstone Global Real Estate Fund (Prospectus Summary) | Touchstone Global Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGACX
Touchstone Global Real Estate Fund (Prospectus Summary) | Touchstone Global Real Estate Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRFYX
Touchstone Global Real Estate Fund (Prospectus Summary) | Touchstone Global Real Estate Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRFIX

Touchstone Small Cap Value Fund (Prospectus Summary) | Touchstone Small Cap Value Fund
Touchstone Small Cap Value Fund

May 24, 2013

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Small Cap Value Fund

Supplement to the Prospectus, Summary Prospectus and

Statement of Additional Information Dated January 30, 2013

Notice of Changes to the Touchstone Small Cap Value Fund

At a meeting held on May 23, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Touchstone Funds Group Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, unanimously approved a reduction in the advisory fee of the Touchstone Small Cap Value Fund (the “Fund”).  Effective November 30, 2013 the Fund will pay its investment advisor, Touchstone Advisors, Inc. (the “Advisor”), an advisory fee of 0.90% of the Fund’s average daily net assets.

The Board also determined at the Meeting that it was in the best interest of shareholders of the Fund to reduce the Fund’s current expense limitation amounts.  Therefore, the Board unanimously approved an amendment to the expense limitation agreement between the Advisor and the Trust.  Effective November 30, 2013 the Advisor has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.38%, 2.13%, 1.13%, and 0.98% for Class A, C, Y, and Institutional Class shares, respectively.  This expense limitation will remain in effect until at least January 30, 2015, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund’s shareholders. The Advisor is entitled to recoup, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

Label	Element	Value
Touchstone Small Cap Value Fund (Prospectus Summary) | Touchstone Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Small Cap Value Fund
Supplement Text	cik0000914243_SupplementTextBlock

May 24, 2013

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Small Cap Value Fund

Supplement to the Prospectus, Summary Prospectus and

Statement of Additional Information Dated January 30, 2013

Notice of Changes to the Touchstone Small Cap Value Fund

At a meeting held on May 23, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Touchstone Funds Group Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, unanimously approved a reduction in the advisory fee of the Touchstone Small Cap Value Fund (the “Fund”).  Effective November 30, 2013 the Fund will pay its investment advisor, Touchstone Advisors, Inc. (the “Advisor”), an advisory fee of 0.90% of the Fund’s average daily net assets.

The Board also determined at the Meeting that it was in the best interest of shareholders of the Fund to reduce the Fund’s current expense limitation amounts.  Therefore, the Board unanimously approved an amendment to the expense limitation agreement between the Advisor and the Trust.  Effective November 30, 2013 the Advisor has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.38%, 2.13%, 1.13%, and 0.98% for Class A, C, Y, and Institutional Class shares, respectively.  This expense limitation will remain in effect until at least January 30, 2015, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund’s shareholders. The Advisor is entitled to recoup, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing Text	cik0000914243_SupplementClosingTextBlock	Please retain this Supplement for future reference.

Touchstone Global Real Estate Fund (Prospectus Summary) | Touchstone Global Real Estate Fund
Touchstone Global Real Estate Fund
The Fund’s Principal Investment Strategies

The section of the prospectus entitled, “The Fund’s Principal Investment Strategies”, is replaced with the following:

The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in real estate equity securities of U.S. and foreign companies without regard to market capitalization.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of this Fund, real estate equity securities include common stocks, preferred stocks, and other equity securities issued by real estate investment trusts (“REITs”) and other real estate operating companies that derive the majority of their revenue from the direct or indirect ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate.  The Fund will invest significantly (generally 40% or more of the Fund’s assets) in real estate equity securities of companies domiciled outside the U.S. or with a majority of their assets or real estate activities outside the U.S.

The Fund’s sub-advisor, Forum Securities Limited (“Forum Securities”), will seek to achieve returns that are equal to or ahead of the Fund’s benchmark index, the FTSE EPRA/NAREIT Developed Index (the “Index”), while generating current income that is in excess of that of the Index and experiencing volatility that is below that of the Index.  Forum Securities will utilize proprietary return and risk models to select investments that have either high and sustainable dividends or a combination of characteristics believed by Forum Securities to enable the investments to generate sustainable returns in excess of the Index.  These characteristics include market positioning, property quality, management expertise, business model and structure, financial management, and valuation.  It is anticipated that these characteristics will vary in significance over time as global and regional economic cycles fluctuate.

Forum Securities will sell a security if it achieves the targeted total return, the current return no longer warrants investment given the perception of the inherent risks, or if the investment team feels that better returns can be achieved elsewhere. Factors that may impact the expected return and risk outlook are:

·              The fundamental characteristics of the company change;

·              The evolution of the business cycle changes the long term prospects for the company;

·              Management deviates from the stated business plan;

·              Management adopts policies the investment team deems either to be unfriendly to shareholders, or to destroy value for existing shareholders; and

·              The security’s valuation is excessive relative to its peers or Forum Securities’ internally derived value.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.  The Fund concentrates its investments in the real estate industry.

The Principal Risks and Investment Strategies and Risks

“Tracking Error Risk”, which was added to the sections of the prospectus “The Principal Risks” and “Investment Strategies and Risks” by the Supplement to the Prospectus and Summary Prospectus dated February 21, 2013, is deleted.

May 24, 2013

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Global Real Estate Fund

Supplement to the Prospectus and Summary Prospectus Dated January 30, 2013

Change in Sub-Advisor

On May 23, 2013, the Board of Trustees (the “Board”) of Touchstone Funds Group Trust, including those Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, as amended, approved the selection of Forum Securities Limited (“Forum Securities”) as sub-advisor to the Touchstone Global Real Estate Fund (the “Fund”). The change of sub-advisor from Russell Implementation Services, Inc. (“Russell”), the current interim sub-advisor to the Fund, to Forum Securities will be effective on or about the close of business on May 24, 2013.  In selecting Forum Securities as sub-advisor, the Board considered, among other factors, the nature, extent, and quality of the management services proposed by Forum Securities and the experience of the personnel providing those services; the history of Forum Securities’ investment performance relating to the services; and the fees associated with those services.  All references to Russell as sub-advisor of the Fund in the summary prospectus and prospectus are deleted and replaced with Forum Securities Limited.  Additionally, the following changes have been made to the summary prospectus and prospectus.

The Fund’s Principal Investment Strategies

The section of the prospectus entitled, “The Fund’s Principal Investment Strategies”, is replaced with the following:

The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in real estate equity securities of U.S. and foreign companies without regard to market capitalization.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of this Fund, real estate equity securities include common stocks, preferred stocks, and other equity securities issued by real estate investment trusts (“REITs”) and other real estate operating companies that derive the majority of their revenue from the direct or indirect ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate.  The Fund will invest significantly (generally 40% or more of the Fund’s assets) in real estate equity securities of companies domiciled outside the U.S. or with a majority of their assets or real estate activities outside the U.S.

The Fund’s sub-advisor, Forum Securities Limited (“Forum Securities”), will seek to achieve returns that are equal to or ahead of the Fund’s benchmark index, the FTSE EPRA/NAREIT Developed Index (the “Index”), while generating current income that is in excess of that of the Index and experiencing volatility that is below that of the Index.  Forum Securities will utilize proprietary return and risk models to select investments that have either high and sustainable dividends or a combination of characteristics believed by Forum Securities to enable the investments to generate sustainable returns in excess of the Index.  These characteristics include market positioning, property quality, management expertise, business model and structure, financial management, and valuation.  It is anticipated that these characteristics will vary in significance over time as global and regional economic cycles fluctuate.

Forum Securities will sell a security if it achieves the targeted total return, the current return no longer warrants investment given the perception of the inherent risks, or if the investment team feels that better returns can be achieved elsewhere. Factors that may impact the expected return and risk outlook are:

·              The fundamental characteristics of the company change;

·              The evolution of the business cycle changes the long term prospects for the company;

·              Management deviates from the stated business plan;

·              Management adopts policies the investment team deems either to be unfriendly to shareholders, or to destroy value for existing shareholders; and

·              The security’s valuation is excessive relative to its peers or Forum Securities’ internally derived value.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.  The Fund concentrates its investments in the real estate industry.

The Principal Risks and Investment Strategies and Risks

“Tracking Error Risk”, which was added to the sections of the prospectus “The Principal Risks” and “Investment Strategies and Risks” by the Supplement to the Prospectus and Summary Prospectus dated February 21, 2013, is deleted.

Please retain this Supplement for future reference.

Label	Element	Value
Touchstone Global Real Estate Fund (Prospectus Summary) | Touchstone Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Global Real Estate Fund
Investment Strategy, Heading	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The section of the prospectus entitled, “The Fund’s Principal Investment Strategies”, is replaced with the following:

The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in real estate equity securities of U.S. and foreign companies without regard to market capitalization.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of this Fund, real estate equity securities include common stocks, preferred stocks, and other equity securities issued by real estate investment trusts (“REITs”) and other real estate operating companies that derive the majority of their revenue from the direct or indirect ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate.  The Fund will invest significantly (generally 40% or more of the Fund’s assets) in real estate equity securities of companies domiciled outside the U.S. or with a majority of their assets or real estate activities outside the U.S.

The Fund’s sub-advisor, Forum Securities Limited (“Forum Securities”), will seek to achieve returns that are equal to or ahead of the Fund’s benchmark index, the FTSE EPRA/NAREIT Developed Index (the “Index”), while generating current income that is in excess of that of the Index and experiencing volatility that is below that of the Index.  Forum Securities will utilize proprietary return and risk models to select investments that have either high and sustainable dividends or a combination of characteristics believed by Forum Securities to enable the investments to generate sustainable returns in excess of the Index.  These characteristics include market positioning, property quality, management expertise, business model and structure, financial management, and valuation.  It is anticipated that these characteristics will vary in significance over time as global and regional economic cycles fluctuate.

Forum Securities will sell a security if it achieves the targeted total return, the current return no longer warrants investment given the perception of the inherent risks, or if the investment team feels that better returns can be achieved elsewhere. Factors that may impact the expected return and risk outlook are:

·              The fundamental characteristics of the company change;

·              The evolution of the business cycle changes the long term prospects for the company;

·              Management deviates from the stated business plan;

·              Management adopts policies the investment team deems either to be unfriendly to shareholders, or to destroy value for existing shareholders; and

·              The security’s valuation is excessive relative to its peers or Forum Securities’ internally derived value.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.  The Fund concentrates its investments in the real estate industry.

Risk, Heading	rr_RiskHeading	The Principal Risks and Investment Strategies and Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

“Tracking Error Risk”, which was added to the sections of the prospectus “The Principal Risks” and “Investment Strategies and Risks” by the Supplement to the Prospectus and Summary Prospectus dated February 21, 2013, is deleted.

Supplement Text	cik0000914243_SupplementTextBlock

May 24, 2013

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Global Real Estate Fund

Supplement to the Prospectus and Summary Prospectus Dated January 30, 2013

Change in Sub-Advisor

On May 23, 2013, the Board of Trustees (the “Board”) of Touchstone Funds Group Trust, including those Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, as amended, approved the selection of Forum Securities Limited (“Forum Securities”) as sub-advisor to the Touchstone Global Real Estate Fund (the “Fund”). The change of sub-advisor from Russell Implementation Services, Inc. (“Russell”), the current interim sub-advisor to the Fund, to Forum Securities will be effective on or about the close of business on May 24, 2013.  In selecting Forum Securities as sub-advisor, the Board considered, among other factors, the nature, extent, and quality of the management services proposed by Forum Securities and the experience of the personnel providing those services; the history of Forum Securities’ investment performance relating to the services; and the fees associated with those services.  All references to Russell as sub-advisor of the Fund in the summary prospectus and prospectus are deleted and replaced with Forum Securities Limited.  Additionally, the following changes have been made to the summary prospectus and prospectus.

The Fund’s Principal Investment Strategies

The section of the prospectus entitled, “The Fund’s Principal Investment Strategies”, is replaced with the following:

The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in real estate equity securities of U.S. and foreign companies without regard to market capitalization.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of this Fund, real estate equity securities include common stocks, preferred stocks, and other equity securities issued by real estate investment trusts (“REITs”) and other real estate operating companies that derive the majority of their revenue from the direct or indirect ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate.  The Fund will invest significantly (generally 40% or more of the Fund’s assets) in real estate equity securities of companies domiciled outside the U.S. or with a majority of their assets or real estate activities outside the U.S.

The Fund’s sub-advisor, Forum Securities Limited (“Forum Securities”), will seek to achieve returns that are equal to or ahead of the Fund’s benchmark index, the FTSE EPRA/NAREIT Developed Index (the “Index”), while generating current income that is in excess of that of the Index and experiencing volatility that is below that of the Index.  Forum Securities will utilize proprietary return and risk models to select investments that have either high and sustainable dividends or a combination of characteristics believed by Forum Securities to enable the investments to generate sustainable returns in excess of the Index.  These characteristics include market positioning, property quality, management expertise, business model and structure, financial management, and valuation.  It is anticipated that these characteristics will vary in significance over time as global and regional economic cycles fluctuate.

Forum Securities will sell a security if it achieves the targeted total return, the current return no longer warrants investment given the perception of the inherent risks, or if the investment team feels that better returns can be achieved elsewhere. Factors that may impact the expected return and risk outlook are:

·              The fundamental characteristics of the company change;

·              The evolution of the business cycle changes the long term prospects for the company;

·              Management deviates from the stated business plan;

·              Management adopts policies the investment team deems either to be unfriendly to shareholders, or to destroy value for existing shareholders; and

·              The security’s valuation is excessive relative to its peers or Forum Securities’ internally derived value.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.  The Fund concentrates its investments in the real estate industry.

The Principal Risks and Investment Strategies and Risks

“Tracking Error Risk”, which was added to the sections of the prospectus “The Principal Risks” and “Investment Strategies and Risks” by the Supplement to the Prospectus and Summary Prospectus dated February 21, 2013, is deleted.

Supplement Closing Text	cik0000914243_SupplementClosingTextBlock	Please retain this Supplement for future reference.